Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 10b

Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	16	0	0	0	0	16
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	9	0	0	0	0	9
		RFD - Borrower Illness	3	0	0	0	0	3
		Title Issue -	3	0	0	0	0	3
		Environmental Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	1	0	0	0	0	1
		Vacant Property - Unsecured	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	33	0	0	0	0	33